RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Consolidating Statements of Income
Net sales									$ 8,062	[1]	$ 8,170	[1]	$ 8,015	[1]
Net sales, related party									479		381		404
Net sales	2,083	2,200	2,267	1,991	2,081	2,239	2,245	1,986	8,541		8,551		8,419
Cost of products sold									4,464	[1]	4,544	[1]	4,488	[1]
Selling, general and administrative expenses									1,606		1,480		1,517
Amortization expense									24		25		28
Restructuring charge													56
Asset impairment and exit charges											38		56
Trademark impairment charges	48				6				48		6		567
Goodwill impairment charge					26						26
Operating income (loss)									2,399		2,432		1,763
Interest and debt expense									221		232		251
Interest income									(11)		(12)		(19)
Other expense, net									3		7		9
Income from continuing operations before income taxes									2,186		2,205		1,522
Provision for (benefit from) income taxes									780		868		567
Income from continuing operations									1,406		1,337		955
Losses from discontinued operations, net of tax								(216)			(216)
Net income (loss)	304	394	327	381	262	400	359	100	1,406		1,121		955
RAI [Member]
Condensed Consolidating Statements of Income
Selling, general and administrative expenses									129		20		20
Operating income (loss)									(129)		(20)		(20)
Interest and debt expense									213		223		242
Interest income									(118)		(119)		(115)
Other expense, net									8		2		(4)
Income from continuing operations before income taxes									(232)		(126)		(143)
Provision for (benefit from) income taxes									(89)		(42)		(49)
Equity income (loss) from subsidiaries									1,549		1,205		1,049
Income from continuing operations											1,121
Net income (loss)									1,406		1,121		955
Guarantors [Member]
Condensed Consolidating Statements of Income
Net sales									7,971		8,118		7,985
Net sales, related party									479		381		404
Net sales									8,450		8,499		8,389
Cost of products sold									4,460		4,569		4,544
Selling, general and administrative expenses									1,386		1,380		1,425
Amortization expense									24		25		28
Restructuring charge													56
Asset impairment and exit charges											24
Trademark impairment charges									48		6		567
Goodwill impairment charge											26
Operating income (loss)									2,532		2,469		1,769
Interest and debt expense									125		127		123
Interest income									(4)		(4)		(9)
Other expense, net									(47)		(39)		(30)
Income from continuing operations before income taxes									2,458		2,385		1,685
Provision for (benefit from) income taxes									875		919		616
Equity income (loss) from subsidiaries									20		(68)		26
Income from continuing operations											1,398
Losses from discontinued operations, net of tax											(142)
Net income (loss)									1,603		1,256		1,095
Non-Guarantors [Member]
Condensed Consolidating Statements of Income
Net sales									116		147		162
Net sales									116		147		162
Cost of products sold									29		72		76
Selling, general and administrative expenses									91		81		72
Asset impairment and exit charges											14
Operating income (loss)									(4)		(20)		14
Interest and debt expense											1		1
Interest income									(6)		(8)		(10)
Other expense, net									(1)		1
Income from continuing operations before income taxes									3		(14)		23
Provision for (benefit from) income taxes									(6)		(10)
Income from continuing operations											(4)
Losses from discontinued operations, net of tax											(74)
Net income (loss)									9		(78)		23
Eliminations [Member]
Condensed Consolidating Statements of Income
Net sales									(25)		(95)		(132)
Net sales									(25)		(95)		(132)
Cost of products sold									(25)		(97)		(132)
Selling, general and administrative expenses											(1)
Operating income (loss)											3
Interest and debt expense									(117)		(119)		(115)
Interest income									117		119		115
Other expense, net									43		43		43
Income from continuing operations before income taxes									(43)		(40)		(43)
Provision for (benefit from) income taxes											1
Equity income (loss) from subsidiaries									(1,569)		(1,137)		(1,075)
Income from continuing operations											(1,178)
Net income (loss)									(1,612)		(1,178)		(1,118)
Subsidiaries [Member] | RAI [Member]
Condensed Consolidating Statements of Income
Selling, general and administrative expenses									129		20		20
Operating income (loss)									(129)		(20)		(20)
Interest and debt expense									213		223		242
Interest income									(118)		(119)		(115)
Other expense, net									8		2		(4)
Income from continuing operations before income taxes									(232)		(126)		(143)
Provision for (benefit from) income taxes									(89)		(42)		(49)
Equity income (loss) from subsidiaries									1,549		1,205		1,049
Income from continuing operations											1,121
Net income (loss)									1,406		1,121		955
Subsidiaries [Member] | Issuer [Member]
Condensed Consolidating Statements of Income
Selling, general and administrative expenses									(7)		(2)		4
Operating income (loss)									7		2		(4)
Interest and debt expense									8		8		8
Interest income									(5)		(5)		(8)
Other expense, net									(45)		(43)		(31)
Income from continuing operations before income taxes									49		42		27
Provision for (benefit from) income taxes									1		(2)		(5)
Equity income (loss) from subsidiaries									1,344		951		939
Income from continuing operations											995
Losses from discontinued operations, net of tax											88
Net income (loss)									1,392		1,083		971
Subsidiaries [Member] | Guarantors [Member]
Condensed Consolidating Statements of Income
Net sales									6,908		7,093		7,078
Net sales, related party									478		371		396
Net sales									7,386		7,464		7,474
Cost of products sold									4,133		4,264		4,297
Selling, general and administrative expenses									1,164		1,124		1,183
Amortization expense									22		24		27
Restructuring charge													56
Asset impairment and exit charges											24
Trademark impairment charges									43				491
Operating income (loss)									2,024		2,028		1,420
Interest and debt expense													1
Interest income									(44)		(45)		(56)
Other expense, net											8		2
Income from continuing operations before income taxes									2,068		2,065		1,473
Provision for (benefit from) income taxes									752		814		562
Equity income (loss) from subsidiaries									28		5		26
Income from continuing operations											1,256
Losses from discontinued operations, net of tax											(230)
Net income (loss)									1,344		1,026		937
Subsidiaries [Member] | Non-Guarantors [Member]
Condensed Consolidating Statements of Income
Net sales									1,204		1,230		1,139
Net sales, related party									1		10		8
Net sales									1,205		1,240		1,147
Cost of products sold									381		435		393
Selling, general and administrative expenses									320		339		310
Amortization expense									2		1		1
Asset impairment and exit charges											14
Trademark impairment charges									5		6		76
Goodwill impairment charge											26
Operating income (loss)									497		419		367
Interest and debt expense									162		166		171
Interest income									(6)		(8)		(11)
Other expense, net									(3)		(3)		(1)
Income from continuing operations before income taxes									344		264		208
Provision for (benefit from) income taxes									116		97		59
Income from continuing operations											167
Losses from discontinued operations, net of tax											(74)
Net income (loss)									228		93		149
Subsidiaries [Member] | Eliminations [Member]
Condensed Consolidating Statements of Income
Net sales									(50)		(153)		(202)
Net sales									(50)		(153)		(202)
Cost of products sold									(50)		(155)		(202)
Selling, general and administrative expenses											(1)
Operating income (loss)											3
Interest and debt expense									(162)		(165)		(171)
Interest income									162		165		171
Other expense, net									43		43		43
Income from continuing operations before income taxes									(43)		(40)		(43)
Provision for (benefit from) income taxes											1
Equity income (loss) from subsidiaries									(2,921)		(2,161)		(2,014)
Income from continuing operations											(2,202)
Net income (loss)									$ (2,964)		$ (2,202)		$ (2,057)

[1]	Excludes excise taxes of $4,107 million, $4,340 million and $3,927 million for the years ended December 31, 2011, 2010 and 2009, respectively.